Accounting Policies - New and Amended IFRS Standards (Details)	Jan. 01, 2019
Minimum
New and Amended IFRS Standards
Percentage of expected increase in right-to-use assets due to Implementation of IFRS 16	1.50%
Percentage of expected increase in lease liabilities due to Implementation of IFRS 16	2.50%
Maximum
New and Amended IFRS Standards
Percentage of expected increase in right-to-use assets due to Implementation of IFRS 16	2.00%
Percentage of expected increase in lease liabilities due to Implementation of IFRS 16	3.00%